Note 25 - Post-employment and other employee benefit commitments. Consolidated Income Statement Impact (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment and other employee benefit commitments
Net Interest Expense on Cost attributable to Pensions Funds		€ 78	€ 71	€ 96
Interest Expenses Benefit Commitments		295	294	303
Interest Income Benefit Commitments		(217)	(223)	(207)
Personel Expenses Benefit Commitments		147	149	154
Employer contributions		89	87	87
Post Employments Benefit Expense Defined Benefit Plans		58	62	67
Provisions Consolidated Income Statement Impact		125	343	332
Early Retirement Expense		141	227	236
Past service costs		(33)	3	(2)
Remeasurements	[1]	(10)	31	3
Other effects		28	82	95
Total Impact on Profit and Loss Benefit Commitments		€ 350	€ 563	€ 582

[1]

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).